Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2015
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Schedule of Subsidiaries, VIE and VIE's Subsidiaries

As of December 31, 2015, details of the Company’s subsidiaries, VIE and VIE’s subsidiaries are as follows:

			Percentage
	Date of	Place of	of economic
	incorporation	incorporation	ownership
Subsidiaries
Momo Technology HK Company Limited (“Momo HK”)	December 5, 2011	Hong Kong	100%
Beijing Momo Information Technology Co., Ltd. (“Beijing Momo IT”)	March 9, 2012	PRC	100%
Momo Technology Overseas Holding Company Limited (“Momo BVI”)	March 5, 2014	BVI	100%
Momo Information Technologies Corp. (“Momo US”)	March 7, 2014	US	100%
VIE
Beijing Momo Technology Co., Ltd. (“Beijing Momo”)	July 7, 2011	PRC	N/A	*
VIE’s subsidiaries
Chengdu Momo Technology Co., Ltd. (“Chengdu Momo”)	May 9, 2013	PRC	N/A	*
Shanghai Momo Technology Co., Ltd. (“Shanghai Momo”)	January 19, 2015	PRC	N/A	*
Chengdu Biyou Technology Co., Ltd. (“Chengdu Biyou”)	October 16, 2015	PRC	N/A	*

*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

Schedule of Amounts and Balances of VIE Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions

The following financial statements amounts and balances of the VIE were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions as of and for the years ended December 31:

	As of December 31,
	2014	2015
Cash and cash equivalents	$9,867	$60,526
Accounts receivable, net of allowance for doubtful accounts of $nil and $nil as of December 31, 2014 and 2015, respectively	7,038	14,896
Amount due from related parties	—	1,175
Prepaid expenses and other current assets	5,306	9,495

Total current assets	22,211	86,092

Property and equipment, net	1,318	1,538
Rental deposits	312	244
Long term investments	809	19,318

Total assets	24,650	107,192

Accounts payable	3,728	9,040
Deferred revenue	16,348	28,274
Accrued expenses and other current liabilities	1,100	1,954

Total current liabilities	21,176	39,268

Total liabilities	$21,176	$39,268

	For the years ended December 31,
	2013	2014	2015
Net revenues	$3,129	$44,755	$133,988
Net (loss) income	$(2,179)	$32,945	$118,404

	For the years ended December 31,
	2013	2014	2015
Net cash (used in) provided by operating activities	$(2,956)	$40,383	$124,786
Net cash used in investing activities	$(723)	$(1,921)	$(19,435)
Net cash used in financing activities	$—	$—	$—